INVESTMENT PROPERTIES - Schedule of Fair Market Value of Investment Properties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total	$ 649,825,184	$ 554,518,864	$ 514,172,281	$ 449,036,633
Land Bank
Statement [Line Items]
Sub-total	9,917,236	16,691,019
Sub-total	30,177,087	23,851,330
Total land bank	40,094,323	40,542,349
Land Bank | Peru
Statement [Line Items]
Sub-total	9,917,236	16,691,019
Land Bank | Colombia
Statement [Line Items]
Sub-total	30,177,087	23,851,330
Properties under development
Statement [Line Items]
Total properties under development	12,948,826	21,798,170
Properties under development | Peru
Statement [Line Items]
Sub-total	12,948,826	21,798,170
Operating Properties
Statement [Line Items]
Sub-total	14,482,139	0
Total operating properties	596,782,035	492,178,345
Total operating properties and properties under development	609,730,861	513,976,515
Operating Properties | Peru
Statement [Line Items]
Sub-total	14,482,139	0
Sub-total	144,844,400	109,065,873
Operating Properties | Colombia
Statement [Line Items]
Sub-total	263,201,125	260,094,960
Operating Properties | Costa Rica
Statement [Line Items]
Sub-total	153,685,370	123,017,512
Operating Properties | Mexico
Statement [Line Items]
Sub-total	$ 20,569,001	$ 0